Document And Entity Information	Nov. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	GLOBAL SELF STORAGE, INC.
Document, Type	8-K
Document, Period End Date	Nov. 06, 2026
Entity, Incorporation, State or Country Code	MD
Entity, File Number	001-12681
Entity, Tax Identification Number	13-3926714
Entity, Address, Address Line One	3814 Route 44
Entity, Address, City or Town	Millbrook
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	12545
City Area Code	212
Local Phone Number	785-0900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SELF
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001031235